Summary of Significant Accounting Policies and Basis of Presentation (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Mining Claims Database	$ 10,000	$ 0
Accumulated Amortization	(583)	0
Finite Lived Intangible Assets, Net	$ 9,417	$ 0